Subsequent Events - Additional information (Detail) - USD ($)		1 Months Ended	3 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	Jan. 20, 2021	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2020	Feb. 16, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 10, 2019
Subsequent Event [Line Items]
Common stock, shares issued				5,284,176	5,231,053	5,220,358	5,639,096		5,313,742	5,256,884	5,212,090
Common stock, par value						$ 0.0001	$ 0.0001					$ 0.0001
Proceeds from sale of common stock to Founders				$ 25,000	$ 25,000	$ 25,000
Redemption of units							$ 5,857,340
Common Stock
Subsequent Event [Line Items]
Common stock, shares issued						5,220,358	5,639,096
Subsequent Event | Common Stock
Subsequent Event [Line Items]
Common stock redeemed as percentage of shares sold in initial public offering		10.70%	10.70%
Redemption of units		$ 18,715,459
Common stock redeemed		1,852,804
Note Investors | Subsequent Event | Note Subscription Agreements
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.25%
Conversion price per unit	$ 11.50
Debt Instrument, Maturity Date, Description	five years
Percentage of closing sales price of common stock that conversion price must exceed in order for notes to be convertible	130.00%
Number of trading days within 30 trading days in which the closing price of common stock must exceed conversion price for notes to be convertible	20 days
Number of trading days during which closing price of common stock must exceed conversion price for at least 20 days in order for the preferred stock to be convertible	30 days
Note average daily trading volume of common Stock of the applicable exercise period	$ 2,000,000
Number of days to register the shares issuable upon conversion of the notes	45 days
Note Investors | Subsequent Event | Note Subscription Agreements | Minimum
Subsequent Event [Line Items]
Proceeds from Issuance of Unsecured Debt	$ 150,000,000
Proceeds from sale of common stock to Founders	30,000,000
Trust account balance after redemptions	$ 50,000,000
Private Placement | Subsequent Event | PIPE Subscription Agreement
Subsequent Event [Line Items]
Common stock, par value								$ 0.0001
Private Placement | PIPE Investors | Subsequent Event | PIPE Subscription Agreement
Subsequent Event [Line Items]
Common stock, shares issued	3,000,000
Common stock, par value	$ 10.00
Private Placement | Note Investors | Subsequent Event | Note Subscription Agreements | Convertible Notes Payable
Subsequent Event [Line Items]
Proceeds from Unsecured Notes Payable	$ 255,000,000